COMMITMENTS AND CONTINGENCIES (Details)																				1 Months Ended				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 14, 2019	Oct. 01, 2019 USD ($)	Jul. 31, 2019	Jul. 22, 2019 shares	Jul. 19, 2019 USD ($)	Jul. 08, 2019 USD ($)	Apr. 08, 2019 USD ($) shares	Mar. 01, 2019 USD ($) shares	Jul. 31, 2018 shares	Jul. 27, 2018	Jul. 01, 2018 USD ($) shares	Apr. 06, 2018 USD ($)	Jan. 05, 2018 USD ($)	Nov. 30, 2017 USD ($) shares	Oct. 09, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 20, 2016 USD ($)	Mar. 31, 2016 USD ($)	Oct. 01, 2014	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($) ft²	Jan. 31, 2018 USD ($) ft²	Jan. 31, 2016 USD ($) ft²	Aug. 31, 2018 shares	Nov. 30, 2020 USD ($) shares	Feb. 28, 2019 USD ($) ft²	May 31, 2020 USD ($)	May 31, 2019 USD ($)	Apr. 17, 2017 ft²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																										$ 10,000
Debt Conversion, Original Debt, Amount					$ 12,542	$ 13,315																					$ 0	$ 75,000
Employment Agreement, Amendment	the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Binder resigns or is terminated in connection with a change in control of the Company
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																									125,000
Employee-related Liabilities, Current																									$ 226,272		$ 212,361	230,119
Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																									1 year		1 year
Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract																									4 years		4 years
Deposit [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																										50,000
Rent Expense [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																										15,699
Remaining Amounts Due Under Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision																										$ 30,000
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term																			5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold											$ 150,000																	150,000
Deferred Compensation Arrangement with Individual, Description											performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA								performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description																			annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares				500,000
Chief Executive Officer [Member] | Convertible Debt [Member] | Unpaid Accrued Salary Converted to Convertible Note [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Original Debt, Amount												$ 37,500	$ 37,500		$ 39,521	$ 62,500	$ 250,000	$ 112,500
Chief Executive Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares											500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year
President and Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold														$ 175,000
Deferred Compensation Arrangement with Individual, Description														performance bonus equal to 2% of the Company’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Description														annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																								600,000
President and Chief Financial Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares														500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														1 year
Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term									2 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold											$ 150,000
Deferred Compensation Arrangement with Individual, Description									performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year					2 years
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares				50,000
Employee-related Liabilities, Current																											$ 16,250
Chief Operating Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares									50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									1 year
President [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 200,000						$ 175,000
Deferred Compensation Arrangement with Individual, Description		performance-based bonus equal to two percent (2%) of the Company’s annual EBITDA up to a maximum annual cash compensation of $1 million including base salary, and annual stock options, exercisable at the fair market value of the Company’s common stock on the effective date of grant, in an amount equal to 2% of the Company’s EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million						performance bonus equal to 1% of the Company’s annual EBITDA, and annual restricted stock awards in an amount equal to 1% of the Company’s annual EBITDA
Employment Agreement, Amendment		the amendment provides for certain change of control provisions, including a payment of up to three years base salary and bonuses up to a maximum of $1,000,000, if Mr. Glashow resigns or is terminated in connection with a change in control of the Company
President [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares								500,000
Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold							$ 110,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										4 months
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares																									50,000
Chief Financial Officer [Member] | One Time Signing Bonus [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares							50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year
Former Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current																									$ 16,250		$ 16,250	$ 16,250
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																													14,392
Lessee, Operating Lease, Term of Contract																													72 months
Lessee, Operating Lease, Renewal Term																													10 years
Building [Member] | Las Vegas, NV #1 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																					1,400					1,400
Lessee, Operating Lease, Term of Contract																					18 months					18 months
Operating Leases, Rent Expense, Minimum Rentals																				$ 1,866.70
Operating Lease, Annual Increase																				3.00%
Building [Member] | Las Vegas, NV #1 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																					$ 1,785
Building [Member] | Las Vegas, NV #2 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																						1,000
Building [Member] | Las Vegas, NV #3 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																					2,504					2,504
Operating Lease, Annual Increase																				3.00%
Building [Member] | Las Vegas, NV #3 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																					$ 3,210
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Lease, Monthly Amount Increase																				$ 600
Building and Building Improvements [Member] | Las Vegas, NV #2 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																						$ 7,500
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																							22,000
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member] | Minimum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																							$ 11,000
Building and Building Improvements [Member] | Las Vegas, NV #4 [Member] | Maximum [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals																							$ 29,000